Earnings Per Share and Capital Structure Stock-based Awards (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock-based awards excluded from diluted EPS calculation (antidilutive)	1,300,000	456,000	1,000,000